Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 622,907	$ (72,478)	$ 2,626,200
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	2,022,648	2,051,433	2,181,100
Bad debt expense (recovery)	18,915	20,461	(10,327)
Deferred income tax expense (benefit)	(423,524)	998,747	(558,770)
Share-based compensation expense	956,859	971,145	1,440,534
Impact of excess tax benefits from share-based compensation	(33,462)	(41,598)	(3,562)
Loss on sale of property and equipment	39,137	12,858	6,974
(Increase) decrease in:
Trade accounts receivable	(4,143,294)	2,628,971	(1,793,255)
Other receivables	44,881	(8,804)	294,502
Income taxes refundable	590,569	(472,511)	316,066
Inventories	716,160	229,740	(1,966,834)
Prepaid expenses	(247,702)	153,265	(118,948)
Other assets, net			12,884
Increase (decrease) in:
Accounts payable and accrued expenses	2,171,801	(800,378)	(1,336,095)
Accrued compensation and payroll taxes	1,597,509	(2,166,861)	884,587
Income taxes payable	731,513	18,661	26,499
Other noncurrent liabilities	(280,599)	(47,114)	(16,946)
Net cash provided by operating activities	4,384,318	3,475,537	1,984,609
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(2,820,183)	(2,983,960)	(1,467,089)
Investment in intangible assets	(138,501)	(164,584)	(84,314)
Proceeds from sale of property and equipment		5,000	80
Net cash used in investing activities	(2,958,684)	(3,143,544)	(1,551,323)
Cash flows from financing activities:
Payroll taxes remitted on share-based payments	126,070	357,852	191,117
Proceeds from note payable to bank	1,750,000	4,550,000	6,250,000
Principal payments on long-term debt and note payable to bank	(2,008,651)	(3,297,749)	(5,437,485)
Payments for financing costs			(25,000)
Principal payments on related party loans		(86,177)
Repurchase of common stock	(195,206)	(543,420)	(1,176,661)
Impact of excess tax benefits from share-based compensation	33,462	41,598	3,562
Common stock dividends paid	(539,965)	(479,128)	(357,060)
Net cash used in financing activities	(1,086,430)	(172,728)	(933,761)
Net increase (decrease) in cash	339,204	159,265	(500,475)
Cash at beginning of year	750,303	591,038	1,091,513
Cash at end of year	1,089,507	750,303	591,038
Supplemental disclosure of cash flow information:
Cash payment for interest	394,241	449,134	524,936
Income taxes paid (refunded), net	(586,290)	(187,548)	1,462,886
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	12,625	19,132	177,766
Common stock dividends declared and included in accounts payable and accrued expenses at year end	$ 136,931	$ 131,518	$ 96,327